Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets And Liabilities
Schedule of trade and other receivables

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	136,639,896	336,615,393
Receivables from shareholders	100,334	41,523
Guarantee deposits	43	94
	136,740,273	336,657,010
Current:

Trade receivables - CAMMESA	178,987,440	299,140,789
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	5,092,572	5,970,441
Trade receivables - Large users	20,053,195	19,992,524
Trade receivables - Forest clients	2,785,866	4,335,837
Receivables from associates and other related parties	82,942	—
Other receivables	10,796,928	21,856,266
	217,798,943	351,295,857

Allowance for doubtful accounts (Note 13.1.1.)	(89,704)	(85,903)
	217,709,239	351,209,954

Schedule of due date of trade and other receivables

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2024	354,449,512	349,277,219	4,866,087	147,550	127,719	666	30,271
12-31-2024	687,866,964	654,528,215	33,110,182	157,171	39,300	22,939	9,157

Schedule of allowance for doubtful accounts

	12-31-2024							12-31-2023
Item	At beginning	Increases		Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	85,903	52,743		(48,942	)(1)	—	89,704	85,903
Total 12-31-2024	85,903	52,743		(48,942)		—	89,704
Total 12-31-2023	117,097	69,970	(2)	(45,824	)(1)	(55,340)		85,903

(1)	Loss on net monetary position.
(2)	Includes 6.522 that were added to the Company’s equity through the business combinations described in Note 2.2.20.

Schedule of trade and other payables

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current
Trade and other payables	674,904	—

Current
Trade and other payables	94,478,586	107,836,387
Payables to associates and other related parties	1,379,412	617,464
	95,857,998	108,453,851

Schedule of loans and borrowings

	12-31-2024		12-31-2023
	ARS 000		ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	181,292,425	(1)	453,139,049	(1)
Corporate bonds - CPSA Program (Note 13.3.9)	48,720,132	(1)	170,479,159	(1)
	230,012,557		623,618,208
Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	74,374,017	(1)	99,813,888	(1)
Short-term loans for import financing (Note 13.3.14)	1,724,880		—
Corporate bonds - CPSA Program (Note 13.3.9)	52,934,291	(1)	2,682,036	(1)
Bank and investment accounts overdrafts	21,744,622		3,795,848
	150,777,810		106,291,772

(1)	Net of debt issuance costs.

Schedule of changes in liabilities arising from financing activities

	01-01-2024	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	31-12-2024
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	623,618,208	—	—	(260,433,723)	—	(133,171,928)	230,012,557

Current liabilities

Loans and borrowings	106,291,772	—	(139,594,652)	(157,778,832)	99,913,486	241,946,036	150,777,810

	01-01-2024	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	31-12-2024
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	306,793,547	44,524,487	—	(328,153,997)	151,703,215	448,750,956	623,618,208

Current liabilities

Loans and borrowings	123,325,354	82,252,388	(235,334,831)	(149,456,490)	8,671,600	276,833,751	106,291,772

(1)	As of December 31, 2024 and 2023, includes NON-CASH movements (payments through the TRUST), in ARS 4,930,248 and 4,233,242, respectively
(2)	As of December 31, 2024, includes NON-CASH movements (disbursements received through the pre-financing), in ARS 13,564,633
(3)	As of December 31, 2024 and 2023, includes paid interest in ARS 43,713,532 and 51,015,832, respectively

Schedule of fair value of financial assets and liabilities

	Carrying amount		Fair value
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ARS 000	ARS 000	ARS 000	ARS 000

Financial assets

Trade and other receivables	354,449,512	687,866,964	354,449,512	687,866,964
Other financial assets	254,276,870	279,137,265	254,276,870	279,137,265
Cash and cash equivalents	3,842,404	29,333,834	3,842,404	29,333,834
Total	612,568,786	996,338,063	612,568,786	996,338,063

Financial liabilities

Loans and borrowings	380,790,367	729,909,980	380,762,336	729,053,923
Total	380,790,367	729,909,980	380,762,336	729,053,923

Schedule of fair value measurement hierarchy

	Fair value measurement using:
12-31-2024	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	12,890,967	12,890,967	—	—
Public debt securities	225,195,695	225,195,695	—	—
Stocks and corporate bonds	1,179,100	1,179,100	—	—
Interest rate swap	6,634,213	—	6,634,213	—
Interest in companies (Note 20.8)	8,376,895	8,376,895	—	—
Total financial assets measured at fair value	254,276,870	247,642,657	6,634,213	—

	Fair value measurement using:
12-31-2023	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	39,204,922	39,204,922	—	—
Public debt securities	223,594,222	223,594,222	—	—
Stocks and corporate bonds	5,537,481	5,537,481	—	—
Interest rate swap	10,800,640	—	10,800,640	—
Total financial assets measured at fair value	279,137,265	268,336,625	10,800,640	—

Schedule of other financial assets

	12-31-2024	12-31-2023
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by the National Government	133,328,233	102,484,972
Public debt securities - T-Bills	91,867,462	45,822,256
Mutual funds	12,144,974	37,781,040
Stocks and corporate bonds	1,179,100	5,537,481
Interest rate swap	1,655,617	4,008,913
	240,175,386	195,634,662

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities - T-Bills	—	75,286,994
Mutual funds	745,990	1,423,882
Interest rate swap	4,978,596	6,791,727
Interest in companies - AbraSilver Resource Corp	8,376,895	—
	14,101,481	83,502,603
Financial assets at amortized cost

Unquoted shares:

- TSM	389,219	389,219
- TMB	471,151	471,151
	860,370	860,370
	14,961,851	84,362,973

Schedule of financial assets and liabilities in foreign currency

	12-31-2024					12-31-2023
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	132,339	1,032.50	(2)	136,639,897	USD	191,195	336,615,409
Other financial assets	USD	12,979	1,029.00		13,355,197	USD	46,796	82,078,722
					149,995,094			418,694,131

CURRENT ASSETS

Cash and cash equivalents	USD	3,582	1,029.00		3,685,878	USD	14,046	24,636,364
	EUR	1	1,068.62		1,069	EUR	2	3,874
Other financial assets	USD	130,751	1,029.00		134,542,779	USD	66,180	116,079,914
Trade and other receivables	USD	112,540	1,032.50	(2)	116,197,550	USD	105,677	186,053,084
	USD	19,974	1,029.00		20,553,246	USD	18,607	32,636,252
					274,980,522			359,409,488
					424,975,616			778,103,619

NON-CURRENT LIABILITIES

Loans and borrowings	USD	277,409	1,032.00		286,286,088	USD	363,490	639,928,020
Trade and other payables	USD	2,142	1,032.00		2,210,544	USD	2,319	4,082,624
					288,496,632			644,010,644

CURRENT LIABILITIES

Loans and borrowings	USD	87,370	1,032.00		90,165,840	USD	60,002	105,633,902
Trade and other payables	USD	59,468	1,032.00		61,370,976	USD	38,950	68,571,867
	EUR	2,553	1,074.31		2,742,719	EUR	1,532	2,984,882
	SEK	1,832	94.36		172,858	SEK	202	35,637
					154,452,393			177,226,288
					442,949,025			821,236,932

USD: US dollar. EUR: Euro.

SEK: Swedish Crown.

(1)	At the exchange rate prevailing as of December 31, 2024 as per Banco de la Nación Argentina.
(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2024 as per the Argentine Central Bank.